Long -term debt and other financial liabilities (Details Narrative) - USD ($)			1 Months Ended		2 Months Ended				3 Months Ended			4 Months Ended	5 Months Ended		9 Months Ended		10 Months Ended				11 Months Ended		12 Months Ended
	Jan. 12, 2026	Jan. 07, 2026	Feb. 10, 2026	Jan. 22, 2026	Mar. 03, 2026	Feb. 19, 2026	Feb. 17, 2026	Feb. 13, 2026	Apr. 14, 2025	Apr. 02, 2025	Mar. 24, 2025	Apr. 16, 2025	May 30, 2025	May 22, 2025	Sep. 29, 2025	Sep. 17, 2025	Nov. 12, 2025	Nov. 11, 2025	Nov. 05, 2025	Oct. 21, 2025	Dec. 12, 2025	Nov. 24, 2025	Dec. 31, 2026	Dec. 31, 2025	Dec. 19, 2025	Dec. 31, 2024	Dec. 31, 2023
Debt Instrument [Line Items]
Long-term Debt, Gross																								$ 1,788,115,000		$ 1,605,654,000
Prepaid amount																								133,596,000
Debt Instrument, Unused Borrowing Capacity, Amount																								1,252,649
Cash and Cash Equivalents, at Carrying Value																								293,312,000		$ 343,373,000	$ 372,032,000
Minimum liquidity requirement [Member]
Debt Instrument [Line Items]
Cash and Cash Equivalents, at Carrying Value																								37,038,000
Two loan agreements [Member]
Debt Instrument [Line Items]
Restricted Cash and Cash Equivalent																								$ 3,050,000
Pentathlon [Member]
Debt Instrument [Line Items]
Prepaid amount											$ 10,200,000
Byzantion and Bosporos [Member]
Debt Instrument [Line Items]
Debt Instrument, Frequency of Periodic Payment										semi-annual
Line of Credit Facility, Initiation Date																								Apr. 02, 2025
Debt Instrument, Maturity Date, Description										one-year
Long-Term Debt, Description										to the refinancing of the handysize tankers, Byzantion and Bosporos
Number of repayment installments										three
Debt Instrument, Periodic Payment										$ 1,365,000
Porto and Lisboa [Member]
Debt Instrument [Line Items]
Prepaid amount												$ 106,567,000
Line of Credit Facility, Initiation Date																								Apr. 14, 2025
Debt Instrument, Maturity Date, Description									four-year
Line of Credit Facility, Maximum Borrowing Capacity									$ 114,067,000
Proceeds from Issuance of Debt												$ 114,067,000
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid									$ 70,284,000
Porto and Lisboa [Member] | Three Months After The Drew Down Date [Member]
Debt Instrument [Line Items]
Number of repayment installments									nine
Porto and Lisboa [Member] | Three months after the drawdown date [Member]
Debt Instrument [Line Items]
Debt Instrument, Frequency of Periodic Payment									semi-annual
Debt Instrument, Periodic Payment									$ 2,087,000
Porto and Lisboa [Member] | Six months after the draw down date I [Member]
Debt Instrument [Line Items]
Debt Instrument, Frequency of Periodic Payment									semi-annual
Number of repayment installments									eight
Debt Instrument, Periodic Payment									$ 3,125,000
Dr Irene Tsakos [Member]
Debt Instrument [Line Items]
Line of Credit Facility, Initiation Date																								May 22, 2025
Debt Instrument, Maturity Date, Description														seven-year
Long-Term Debt, Description														to the post- delivery financing of the under construction suezmax tanker Dr Irene Tsakos
Line of Credit Facility, Maximum Borrowing Capacity														$ 64,125,000
Proceeds from Issuance of Debt													$ 64,125,000
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid														$ 39,191,000
Dr Irene Tsakos [Member] | Six months after the delivery of the vessel I [Member]
Debt Instrument [Line Items]
Debt Instrument, Frequency of Periodic Payment														semi-annual
Number of repayment installments														fourteen
Debt Instrument, Periodic Payment														$ 1,781,000
Silia T [Member]
Debt Instrument [Line Items]
Line of Credit Facility, Initiation Date																								Sep. 17, 2025
Debt Instrument, Maturity Date, Description																six-year
Long-Term Debt, Description																to the post- delivery financing of the under construction suezmax tanker Silia T
Line of Credit Facility, Maximum Borrowing Capacity																$ 64,125,000
Proceeds from Issuance of Debt															$ 64,125,000
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid																$ 42,750,000
Silia T [Member] | Six months after the delivery of the vessel II [Member]
Debt Instrument [Line Items]
Debt Instrument, Frequency of Periodic Payment																semi-annual
Number of repayment installments																twelve
Debt Instrument, Periodic Payment																$ 1,781,250
Delos T, Dion and HN1623 [Member]
Debt Instrument [Line Items]
Line of Credit Facility, Initiation Date																								Oct. 21, 2025
Debt Instrument, Maturity Date, Description																				seven-year
Long-Term Debt, Description																				to post- financing of the two MR tankers under construction Delos T and Dion and the LR1 tanker under construction HN1623
Line of Credit Facility, Maximum Borrowing Capacity																				$ 108,243,000
Delos T [Member]
Debt Instrument [Line Items]
Proceeds from Issuance of Debt		$ 27,427,600
Proceeds from Issuance of debt	$ 5,483,500
Dion [Member]
Debt Instrument [Line Items]
Proceeds from Issuance of Debt			$ 27,424,000
Proceeds from Issuance of debt							$ 5,487,100
Delos T and Dion [Member]
Debt Instrument [Line Items]
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid																				$ 20,112,300
Delos T and Dion [Member] | Six months after the draw down date II [Member]
Debt Instrument [Line Items]
Debt Instrument, Frequency of Periodic Payment																				semi-annual
Number of repayment installments																				fourteen
Debt Instrument, Periodic Payment																				$ 914,200
H N 1623 [Member]
Debt Instrument [Line Items]
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid																				$ 25,923,200
H N 1623 [Member] | Six months after the drawdown date III [Member]
Debt Instrument [Line Items]
Debt Instrument, Frequency of Periodic Payment																				semi-annual
Number of repayment installments																				fourteen
Debt Instrument, Periodic Payment																				$ 1,178,400
World Harmony, Chantal, Socrates, Selecao and Sapporo Princess [Member]
Debt Instrument [Line Items]
Debt Instrument, Frequency of Periodic Payment																			semi-annual
Prepaid amount																	$ 16,829,000
Line of Credit Facility, Initiation Date																								Nov. 05, 2025
Debt Instrument, Maturity Date, Description																			five-year
Long-Term Debt, Description																			to the refinancing of the panamax tankers, World Harmony, Chantal, Socrates, Selecao and the aframax tanker Sapporo Princess
Number of repayment installments																			ten
Debt Instrument, Periodic Payment																			$ 4,700,000
Line of Credit Facility, Maximum Borrowing Capacity																			67,000,000
Proceeds from Issuance of Debt																		$ 67,000,000
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid																			$ 20,000,000
Selini and Salamina [Member]
Debt Instrument [Line Items]
Debt Instrument, Frequency of Periodic Payment																						semi-annual
Line of Credit Facility, Initiation Date																								Nov. 24, 2025
Debt Instrument, Maturity Date, Description																						one-year
Long-Term Debt, Description																						to the refinancing of the panamax tankers, Selini and Salamina
Number of repayment installments																						two
Debt Instrument, Periodic Payment																						$ 1,154,500
Nine DP2 Suezmax Shuttle Tankers [Member]
Debt Instrument [Line Items]
Line of Credit Facility, Initiation Date																								Dec. 12, 2025
Debt Instrument, Maturity Date, Description																					twelve-year
Long-Term Debt, Description																					to the pre- and post- delivery financing of the nine DP2 suezmax shuttle tankers under construction Ipanemas DP, Copa DP, Selecao DP, Maracana DP, Leblon DP, Hull 2738, Hull 2739, Hull 2740 and Hull 2741
Line of Credit Facility, Maximum Borrowing Capacity																					$ 1,077,341,000
Proceeds from Issuance of Debt				$ 144,185,000
Nine DP2 Suezmax Shuttle Tankers [Member] | Six Years After The Delivery Of The Vessel [Member]
Debt Instrument [Line Items]
Debt Instrument, Frequency of Periodic Payment																					semi-annual
Number of repayment installments																					twenty-four
Debt Instrument, Periodic Payment																					$ 3,012,800
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid																					$ 47,397,400
Ipanemas D P [Member]
Debt Instrument [Line Items]
Proceeds from Issuance of Debt					$ 14,812,000
Promitheas And Propontis [Member]
Debt Instrument [Line Items]
Debt Instrument, Frequency of Periodic Payment																									semi-annual
Line of Credit Facility, Initiation Date																								Dec. 19, 2025
Debt Instrument, Maturity Date, Description																									one-year
Long-Term Debt, Description																									to the refinancing of the aframax tankers, Promitheas and Propontis
Number of repayment installments																									two
Debt Instrument, Periodic Payment																									$ 1,831,000
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid																									$ 8,326,000
Maria Energy [Member]
Debt Instrument [Line Items]
Debt Instrument, Frequency of Periodic Payment								semi-annual
Prepaid amount								$ 84,310,000
Line of Credit Facility, Initiation Date																							Feb. 13, 2026
Debt Instrument, Maturity Date, Description								seven-year
Long-Term Debt, Description								to the refinancing of the LNG carrier, Maria Energy
Number of repayment installments								fourteen
Debt Instrument, Periodic Payment								$ 5,455,000
Line of Credit Facility, Maximum Borrowing Capacity								120,000,000
Proceeds from Issuance of Debt						$ 120,000,000
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid								$ 43,630,000
All bank loans [Member]
Debt Instrument [Line Items]
Long-term Debt, Gross																								$ 1,788,115,000
Debt Instrument, Frequency of Periodic Payment																								semi-annual
Maturity date																								July 2026 and September 2033
Debt Instrument, Description of Variable Rate Basis																								Interest rates on the outstanding loans as at December 31, 2025, are based on Secured Overnight Financing Rate (“SOFR”) plus a spread
Debt Instrument, Covenant Compliance																								The Company fulfilled its requirements in respect of the financial covenants of all of its loan agreements, as at December 31, 2025
All bank loans [Member] | Minimum [Member]
Debt Instrument [Line Items]
Debt Instrument, Interest Rate, Stated Percentage																								5.12%
All bank loans [Member] | Maximum [Member]
Debt Instrument [Line Items]
Debt Instrument, Interest Rate, Stated Percentage																								6.50%